Statements of cash flows (USD $)	12 Months Ended			110 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2011
Operating activities
Net loss from continuing operations	$ (124,987)	$ (80,219)	$ (121,795)	$ (757,056)
Adjustments to reconcile net loss to net cash used in operating activities:
Foreign exchange loss	0	8,125	12,785	14,817
Stock-based compensation	0	54,000	200,000	254,000
Write-off of loans payable	0	0	(215,280)	(215,280)
Changes in operating assets and liabilities:
Prepaid expenses	0	0	15,516	0
Accounts payable and accrued liabilities	(19,333)	0	0	64,616
Due to a related party	107,628	(24,390)	(9,624)	107,628
Net cash used in operating activities	(36,692)	(42,484)	(118,398)	(531,275)
Financing activities
Proceeds from loans payable	0	5,000	70,405	220,280
Proceeds from issuance of common stock	0	0	0	248,532
Advances from related parties	36,748	38,581	56,337	982,074
Repayment of related party debt	0	0	(18,008)	(82,076)
Net cash provided by financing activities	36,748	43,581	108,734	1,368,810
Net cash used in discontinued operations	0	0	0	(777,427)
Effect of exchange rate changes on cash	0	0	0	(58,201)
Change in cash	56	1,097	(9,664)	1,907
Cash, beginning of period	1,851	754	10,418
Cash, end of period	1,907	1,851	754	1,907
Supplemental cash flow information (Note 7)
Cash paid for interest	0	0	0	0
Cash paid for income tax	0	0	0	0
Non-cash investing and financing activities:
Shares issued to acquire property and equipment	0	0	0	2
Shares issued to settle debt	0	0	0	34,060
Shares issued to settle related party debt	$ 0	$ 0	$ 0	$ 966,160